Document and Entity Information - Dec. 31, 2014 - USD ($) $ in Billions	Total
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Registrant Name	General Electric Company
Trading Symbol	GE
Entity Central Index Key	0000040545
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	10,064,909,484
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2014
Entity Public Float	$ 261.1
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No